BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET	6. GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NETIn January 2023, the Company completed an acquisition of Goodholm Finance Ltd. (Goodholm), a regulated U.K. based mortgage lender and servicer, providing outsourced administration of mortgages, loans and collection portfolios. The Company paid a total cash consideration of $2.9 million for the acquisition. In connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$283 Property and equipment20 Indefinite lived intangibles - Licenses1,186 Goodwill1,741 Other assets (1)65 Accounts payable and accrued expenses (1)(161)Other liabilities (1)(193)Net assets acquired$2,941 __________________(1)Carrying value approximates fair value given their short-term maturity periodsIntangible assets acquired consist of regulatory licenses. The acquisition was not material to the Company's condensed consolidated financial statements. Accordingly, pro forma results of this acquisition have not been presented.In April 2023, the Company completed the acquisition of a U.K. based banking entity after obtaining regulatory approval from the financial control authorities in the U.K. The Company acquired Birmingham Bank Ltd. (Birmingham), a regulated bank, offering a wide range of financial products and services to consumers and small businesses. The acquisition will allow the Company to grow and expand operations in the U.K. by enabling the Company to improve the mortgage process for U.K. mortgage borrowers. The Company acquired 100% of the equity of Birmingham for a total consideration of $19.3 million, which consists of $15.9 million in cash and $3.4 million in deferred consideration in the form of an earn out which is included within other liabilities on the condensed consolidated balance sheets.In connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$2,907 Accounts receivable (1)60 Short-term investments8,729 Other assets7,530 Property and equipment83 Finite lived intangibles854 Indefinite lived intangibles - Licenses31 Goodwill12,300 Accounts payable and accrued expenses (1)(248)Customer deposits(12,374)Other liabilities (1)(586)Net assets acquired$19,286 __________________(1)Carrying value approximates fair value given their short-term maturity periodsIntangible assets acquired consist of trade name, core deposits intangibles, and regulatory licenses. The acquisition was not material to the Company's condensed consolidated financial statements. Accordingly, pro forma results of this acquisition have not been presented.Changes in the carrying amount of goodwill, net consisted of the following:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period$18,525 $19,811 Goodwill acquired—Goodholm & Birmingham 14,041 — Effect of foreign currency exchange rate changes734 (889)Balance at end of period$33,300 $18,922 No impairment of goodwill was recognized for the six months ended June 30, 2023 and 2022.Internal use software and other intangible assets, net consisted of the following:As of June 30, 2023(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$131,048 $(85,711)$45,337 Intellectual property and other6.24,475 (1,245)3,230 Total Intangible assets with finite lives, net135,523 (86,956)48,567 Intangible assets with indefinite lives Domain name1,820 — 1,820 Licenses and other2,495 — 2,495 Total Internal use software and other intangible assets, net$139,838 $(86,956)$52,882 As of December 31, 2022(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$123,734 $(67,319)$56,416 Intellectual property and other7.53,449 (838)2,611 Total Intangible assets with finite lives, net127,184 (68,157)59,026 Intangible assets with indefinite livesDomain name1,820 — 1,820 Licenses and other1,150 — 1,150 Total Internal use software and other intangible assets, net$130,153 $(68,157)$61,996 The Company capitalized $7.3 million and $19.8 million in internal use software and website development costs during the six months ended June 30, 2023 and 2022, respectively. Included in capitalized internal use software and website development costs are $1.4 million and $2.2 million of stock-based compensation costs for the six months ended June 30, 2023 and 2022, respectively. Amortization expense totaled $18.8 million and $17.1 million during the six months ended June 30, 2023 and 2022, respectively. For the six months ended June 30, 2023 and 2022, no impairment was recognized relating to intangible assets.8. GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NETIn September 2021, the Company completed acquisitions of two U.K. based companies. The Company acquired Trussle Lab Ltd (“Trussle”), a digital mortgage broker that uses a technology platform to make the mortgage process easier, more transparent, and cheaper for the end consumer, and LHE Holdings Limited (“LHE”), a residential property trading platform that enables investors to buy and sell fractional shares of individual properties. The companies were acquired mainly for expansion efforts in international markets. The Company paid a total cash consideration of $1.4 million for the acquisition of Trussle. In connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$781 Finite lived intangibles - Intellectual property and other3,943 Indefinite lived intangibles - Licenses and other277 Goodwill3,317 Other assets (1)2,088 Accounts payable and accrued expenses (1)(5,512)Other liabilities (1)(3,510)Total recognized assets and liabilities$1,384 __________________(1)Carrying value approximates fair value given their short-term maturity periodsFor the acquisition of LHE, the Company paid a total consideration of $10.1 million. Of the total consideration, $6.2 million was paid in cash at closing. As of December 31, 2021, $3.9 million of the deferred acquisition consideration was included within accounts payable and accrued expenses on the consolidated balance sheets. The amount of deferred acquisition consideration was subsequently paid in March 2022. In connection with this acquisition, the Company recognized the following assets and liabilities:(Amounts in thousands)As of Acquisition DateCash and cash equivalents$1,739 Finite lived intangibles - Intellectual property and other2,601 Indefinite lived intangibles - Licenses and other1,038 Goodwill4,420 Other assets (1)1,478 Accounts payable and accrued expenses (1)(1,172)Total recognized assets and liabilities$10,104 __________________(1)Carrying value approximates fair value given their short-term maturity periodsIntangible assets acquired from both companies include trade names, intellectual property, licenses, and in-process research and development (“IPR&D”). The goodwill is non-tax deductible and primarily attributable to expected synergies from the integration of the operations of the acquisitions and the Company.The acquisitions were not material to the Company's consolidated financial statements, either individually or in the aggregate. Accordingly, pro forma results of these acquisitions have not been presented.In June 2022, the Company entered into a Share Purchase Agreement to acquire a banking entity for a total consideration of approximately $15.2 million. The banking entity is a U.K. based entity offering a wide range of financial products and services to consumers and small businesses. The acquisition will allow the Company to grow and expand operations in the U.K. by enabling the Company to improve the mortgage process for U.K. mortgage borrowers. The acquisition had not closed as of December 31, 2022 as it is subject to the approval of the Prudential Regulation Authority in the U.K. During the fourth quarter of 2022, the Company made a $2.4 million equity investment into the banking entity as an advance of the total consideration to provide liquidity until regulatory approval is obtained. On December 31, 2022, the Company impaired the equity investment in the amount of $0.3 million which is included in restructuring and impairment expenses on the consolidated statements of operations and comprehensive loss. The acquisition is not expected to be material to the Company's operations as a whole. See Note 22 for further information relating to subsequent regulatory approval.Changes in the carrying amount of goodwill, net consisted of the following:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year$19,811 $10,995 Goodwill acquired (Trussle and LHE)— 7,737 Measurement period adjustment(375)1,269 Effect of foreign currency exchange rate changes(911)(190)Balance at end of year$18,525 $19,811 No impairment of goodwill was recognized for the years ended December 31, 2022 and 2021.Internal use software and other intangible assets, net consisted of the following:As of December 31, 2022(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$123,734 $(67,319)$56,416 Intellectual property and other7.53,449 (838)2,611 Total Intangible assets with finite lives, net127,184 (68,157)59,026 Intangible assets with indefinite lives Domain name1,820 — 1,820 Licenses and other1,150 — 1,150 Total Internal use software and other intangible assets, net$130,153 $(68,157)$61,996 As of December 31, 2021(Amounts in thousands, except useful lives)Weighted Average Useful Lives (in years)Gross Carrying ValueAccumulated AmortizationNet Carrying ValueIntangible assets with finite livesInternal use software and website development3.0$96,155 $(32,832)$63,323 Intellectual property and other7.56,384 (320)6,064 Total Intangible assets with finite lives, net102,539 (33,152)69,387 Intangible assets with indefinite livesDomain name1,820 — 1,820 Licenses and other1,282 — 1,282 Total Internal use software and other intangible assets, net$105,641 $(33,152)$72,489 The Company capitalized $27.6 million and $61.9 million in internal use software and website development costs during the years ended December 31, 2022 and 2021, respectively. Included in capitalized internal use software and website development costs are $4.1 million and $9.0 million of stock-based compensation costs for the years ended December 31, 2022 and 2021, respectively. Amortization expense totaled $35.4 million and $19.6 million during the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, $2.0 million and none impairment was recognized relating to intangible assets (see Note 4).Amortization expense related to intangible assets as of December 31, 2022 is expected to be as follows:(Amounts in thousands)Total2023$34,554 202420,338 20253,296 2026574 2027 and thereafter264 Total$59,026